INCOME TAXES. (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

The Company recorded a provision (benefit) for income taxes as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Current provision (benefit)	$(589)	$(490)	$141
Deferred provision (benefit)	27	169	(1,122)
Total	$(562)	$(321)	$(981)

Schedule of reconciliation of effective tax rate

A reconciliation of the differences between the United States statutory federal income tax rate and the effective tax rate as provided in the consolidated statements of operations is as follows:

	Years Ended December 31,
	2018	2017	2016
Statutory rate	21.0%	35.0%	35.0%
State income taxes, net of federal benefit	5.4	4.0	6.4
Change in valuation allowance	(20.3)	(34.5)	(298.8)
Impact of Federal tax rate change on deferred taxes	—	(28.4)	—
Impact of Federal tax rate change on valuation allowance	—	29.4	—
Fair value adjustments and warrant inducements	—	0.4	37.2
Noncontrolling interest	(3.0)	(3.2)	—
Stock compensation	—	(0.1)	58.8
Non-deductible items	(0.7)	(0.2)	8.9
Other	(1.6)	(1.6)	(27.5)
Effective rate	0.8%	0.8%	(180.0)%

Schedule of components of deferred income taxes

The components of deferred income taxes included in the consolidated balance sheets were as follows (in thousands):

	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$48,082	$40,989
R&D, energy and AMT credits	4,247	1,797
Disallowed interest	3,769	—
Railcar contracts	650	1,415
Stock-based compensation	782	738
Allowance for doubtful accounts and other assets	643	637
Derivatives	1,214	267
Pension liability	2,941	2,939
Other	2,134	2,097
Total deferred tax assets	64,462	50,879

Deferred tax liabilities:
Property and equipment	(23,013)	(25,194)
Intangibles	(749)	(749)
Other	(363)	(521)
Total deferred tax liabilities	(24,125)	(26,464)

Valuation allowance	(40,588)	(24,639)
Net deferred tax liabilities, included in other liabilities	$(251)	$(224)

Schedule of net operating loss carryforwards

These net operating loss carryforwards expire as follows (in thousands):

Tax Years	Federal	State
2019–2023	$—	$—
2024–2028	12,256	20,217
2029–2033	98,360	49,947
2034 and after	40,955	95,868
Non-expiring NOLs	31,641	—
Total NOLs	$183,212	$166,032

Certain of these net operating losses are not immediately available, but become available to be utilized in each of the years ended December 31, as follows (in thousands):

Year	Federal	State
2019	$94,739	$108,956
2020	6,374	5,345
2021	6,308	5,318
2022	6,308	5,318
2023	6,308	5,318

Schedule of income tax in the United States jurisdiction and various state jurisdictions

These jurisdictions, along with the years still open to audit under the applicable statutes of limitation, are as follows:

Jurisdiction	Tax Years

Federal	2015 – 2017
Arizona	2015 – 2017
California	2014 – 2017
Colorado	2014 – 2017
Idaho	2015 – 2017
Illinois	2014 – 2017
Indiana	2015 – 2017
Iowa	2015 – 2017
Kansas	2015 – 2017
Minnesota	2015 – 2017
Missouri	2015 – 2017
Nebraska	2015 – 2017
Oklahoma	2015 – 2017
Oregon	2015 – 2017
Texas	2014 – 2017